Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets (Details)	Dec. 31, 2024
License #1 – INmune [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives of intangible assets, Years	10 years
License #2 – MOA [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives of intangible assets, Description	IPR&D project not yet complete